March 4, 2008

                          TOUCHSTONE FUNDS GROUP TRUST

                       TOUCHSTONE VALUE OPPORTUNITIES FUND
                      TOUCHSTONE INTERNATIONAL EQUITY FUND

                 SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 1, 2008

                  NOTICE OF CHANGE OF AFTER TAX RETURNS FOR THE
             VALUE OPPORTUNITIES FUND AND INTERNATIONAL EQUITY FUND

PLEASE REPLACE THE PERFORMANCE TABLE LOCATED ON PAGE 13 OF THE PROSPECTUS WITH THE FOLLOWING:

                                                                        Since
                                                                    Inception(1)
                                                 1 Year  5 Years(1)   (8/4/00)
TOUCHSTONE INTERNATIONAL EQUITY FUND - CLASS A
--------------------------------------------------------------------------------
Return Before Taxes                               3.24%    18.65%       2.82%
Return After Taxes on Distributions              -0.14%    17.34%       1.95%
Return After Taxes on Distributions and Sale
   of Fund Shares(2)                              3.88%    15.97%       2.05%
S&P/Citigroup BMI World ex U.S. Index(3)         12.65%    23.65%       9.58%
TOUCHSTONE INTERNATIONAL EQUITY FUND - CLASS C
Return Before Taxes                               8.74%    19.16%       2.88%
S&P/Citigroup BMI World ex U.S. Index(3)         12.65%    23.65%       9.58%
--------------------------------------------------------------------------------

(1) The 5 year and since inception returns for Class A and Class C shares include performance of the Fund that was achieved prior to the creation of Class A and Class C shares (November 20, 2006), which is the same as the performance for Class II shares through November 20, 2006. The return has been restated for sales charges and/or fees applicable to Class A and Class C shares, which includes a 0.25% and a 1.00% 12b-1 fee, respectively.

(2) When the "Return After Taxes on Distributions and Sale of Fund Shares" is greater than the "Return Before Taxes," it is because of realized losses. If a capital loss occurs upon the redemption of the Fund's shares, the capital loss is recorded as a tax benefit, which increases the return and translates into an assumed tax deduction that benefits the shareholder.

(3) The S&P/Citigroup BMI World ex U.S. Index is an unmanaged index representing equities with a float-adjusted capitalization of greater than $100M USD and a traded value greater than $25M USD from 27 of the world's developed markets. The Index reflects no deductions for fees, expenses or taxes. You cannot invest directly in an index.

PLEASE REPLACE THE PERFORMANCE TABLE LOCATED ON PAGE 29 OF THE PROSPECTUS WITH THE FOLLOWING:

                                                 1 Year  5 Years(1) 10 Years(1)
TOUCHSTONE VALUE OPPORTUNITIES FUND - CLASS A
--------------------------------------------------------------------------------
Return Before Taxes                               2.04%    15.54%      8.82%
Return After Taxes on Distributions               0.64%    13.54%      6.77%
Return After Taxes on Distributions and Sales
   of Fund Shares(2)                              3.11%    13.09%      6.82%
Russell 3000 Value Index(3)                      -1.01%    14.69%      7.73%
TOUCHSTONE VALUE OPPORTUNITIES FUND - CLASS C
Return Before Taxes                               7.73%    16.11%      8.68%
Russell 3000 Value Index(3)                      -1.01%    14.69%      7.73%
--------------------------------------------------------------------------------

(1) The 5 year and 10 year returns for Class A and Class C shares includes performance of the Fund that was achieved prior to the creation of Class A and Class C shares (November 20, 2006), which is the same as the performance for Class Z shares through November 20, 2006. The return has been restated for sales charges and/or fees applicable to Class A and Class C shares, which includes a 0.25% and a 1.00% 12b-1 fee, respectively.

(2) When the "Return After Taxes on Distributions and Sale of Fund Shares" is greater than the "Return Before Taxes," it is because of realized losses. If a capital loss occurs upon the redemption of the Fund's shares, the capital loss is recorded as a tax benefit, which increases the return and translates into an assumed tax deduction that benefits the shareholder.

(3) The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Index reflects no deductions for fees, expenses or taxes. You cannot invest directly in an index.

                          TOUCHSTONE FUNDS GROUP TRUST

                      TOUCHSTONE VALUE OPPORTUNITIES FUND

               SUPPLEMENT TO Z PROSPECTUS DATED FEBRUARY 1, 2008

     NOTICE OF CHANGE OF AFTER TAX RETURNS FOR THE VALUE OPPORTUNITIES FUND

PLEASE REPLACE THE PERFORMANCE TABLE LOCATED ON PAGE 28 OF THE Z PROSPECTUS WITH THE FOLLOWING:

                                                1 Year  5 Years  10 Years
TOUCHSTONE VALUE OPPORTUNITIES FUND - CLASS Z
--------------------------------------------------------------------------
Return Before Taxes                              8.44%  16.96%     9.48%
Return After Taxes on Distributions              6.95%  14.93%     7.42%
Return After Taxes on Distributions and Sale
   of Fund Shares                                7.39%  14.37%     7.43%
Russell 3000 Value Index(1)                     -1.01%  14.69%     7.73%
--------------------------------------------------------------------------

(1) The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Index reflects no deduction for fees, expenses or taxes. You cannot invest directly in an Index.

                          TOUCHSTONE FUNDS GROUP TRUST

                       TOUCHSTONE DIVERSIFIED GROWTH FUND
                       TOUCHSTONE DIVERSIFIED VALUE FUND
                        TOUCHSTONE FAMILY HERITAGE FUND
                           TOUCHSTONE SMALL CAP FUND

                SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 1, 2008

     NOTICE OF CHANGE OF AFTER TAX RETURNS FOR THE DIVERSIFIED GROWTH FUND,
        DIVERSIFIED VALUE FUND, FAMILY HERITAGE FUND AND SMALL CAP FUND

PLEASE REPLACE THE PERFORMANCE TABLE LOCATED ON PAGE 6 OF THE PROSPECTUS WITH THE FOLLOWING:

                                                                        Since
                                                                    Inception(1)
                                                1 Year  5 Years(1)    (8/4/00)
TOUCHSTONE DIVERSIFIED GROWTH FUND - CLASS A
--------------------------------------------------------------------------------
Return Before Taxes                              1.81%   9.04%        -5.46%
Return After Taxes on Distributions              1.80%   9.00%        -5.49%
Return After Taxes on Distributions and Sale
   of Fund Shares                                1.19%   7.84%        -4.52%
Russell 1000 Growth Index(2)                    11.81%  12.10%        -3.22%
--------------------------------------------------------------------------------

(1) The 5 year and since inception returns for Class A shares include performance of the Fund that was achieved prior to the creation of Class A shares (November 20, 2006), which is the same as the performance for Class II shares through November 20, 2006. The return has been restated for sales charges and/or fees applicable to Class A shares, which includes a 0.25% 12b-1 fee.

(2) The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Index reflects no deductions for fees, expenses or taxes. You cannot invest directly in an index.

PLEASE REPLACE THE PERFORMANCE TABLE LOCATED ON PAGE 10 OF THE PROSPECTUS WITH THE FOLLOWING:

                                                                      Since
                                                 1 Year  5 Years(1) Inception(1)
                                                                      (8-4-00)
TOUCHSTONE DIVERSIFIED VALUE FUND - CLASS A
--------------------------------------------------------------------------------
Return Before Taxes                               -8.11%  10.79%        5.16%
Return After Taxes on Distributions              -10.47%   9.42%        4.15%
Return After Taxes on Distributions and Sale
   of Fund Shares(2)                              -2.19%   9.11%        4.23%
Russell 1000 Value Index(3)                       -0.17%  14.63%        7.40%
TOUCHSTONE DIVERSIFIED VALUE FUND - CLASS C
Return Before Taxes                               -3.21%  11.30%        5.23%
Russell 1000 Value Index(3)                       -0.17%  14.63%        7.40%
--------------------------------------------------------------------------------

(1) The 5 year and since inception returns for Class A and Class C shares include performance of the Fund that was achieved prior to the creation of Class A and Class C shares (November 20, 2006), which is the same as the performance for Class II shares through November 20, 2006. The return has been restated for sales charges and/or fees applicable to Class A and Class C shares, which includes a 0.25% and a 1.00% 12b-1 fee, respectively.

(2) When the "Return After Taxes on Distributions and Sale of Fund Shares" is greater than the "Return Before Taxes," it is because of realized losses. If a capital loss occurs upon the redemption of the Fund's shares, the capital loss is recorded as a tax benefit, which increases the return and translates into an assumed tax deduction that benefits the shareholder.

(3) The Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Index reflects no deductions for fees, expenses or taxes. You cannot invest directly in an index.

PLEASE REPLACE THE PERFORMANCE TABLE LOCATED ON PAGE 14 OF THE PROSPECTUS WITH THE FOLLOWING:
                                                                        Since
                                                                    Inception(1)
                                                 1 Year  5 Years(1)   (8/4/00)
TOUCHSTONE FAMILY HERITAGE(R) FUND - CLASS A
--------------------------------------------------------------------------------
Return Before Taxes                              -2.17%    8.74%       0.94%
Return After Taxes on Distributions              -2.20%    8.63%       0.87%
Return After Taxes on Distributions and Sale
   of Fund Shares(2)                             -1.37%    7.56%       0.78%
Wilshire 5000 Index(3)                            5.62%   14.01%       2.70%
TOUCHSTONE FAMILY HERITAGE(R) FUND - CLASS C
Return Before Taxes                               2.76%    9.19%       0.97%
Wilshire 5000 Index(3)                            5.62%   14.01%       2.70%
--------------------------------------------------------------------------------

(1) The 5 year and since inception returns for Class A and Class C shares include performance of the Fund that was achieved prior to the creation of Class A and Class C shares (November 20, 2006), which is the same as the performance for Class II shares through November 20, 2006. The return has been restated for sales charges and/or fees applicable to Class A and Class C shares, which includes a 0.25% and a 1.00% 12b-1 fee, respectively.

(2) When the "Return After Taxes on Distributions and Sale of Fund Shares" is greater than the "Return Before Taxes," it is because of realized losses. If a capital loss occurs upon the redemption of the Fund's shares, the capital loss is recorded as a tax benefit, which increases the return and translates into an assumed tax deduction that benefits the shareholder.

(3) The Wilshire 5000 Index is a widely-recognized unmanaged index of large, mid and small capitalization stocks. It represents the broadest index for the U.S. equity market, measuring the performance of all U.S. headquartered equity securities with readily available price data. The Index reflects no deductions for fees, expenses or taxes. You cannot invest directly in an index.

PLEASE REPLACE THE PERFORMANCE TABLE LOCATED ON PAGE 19 OF THE PROSPECTUS WITH THE FOLLOWING:

                                                                      Since
                                                                   Inception(1)
                                               1 Year   5 Years(1)  (8-25-00)

TOUCHSTONE SMALL CAP FUND - CLASS A
--------------------------------------------------------------------------------
Return Before Taxes                            -12.92%      11.21%    7.44%
Return After Taxes on Distributions            -15.73%       9.64%    6.31%
Return After Taxes on Distributions and Sale
   of Fund Shares(2)                            -7.29%       9.52%    6.26%
Russell 2000 Index(3)                           -1.57%      16.25%    6.67%
TOUCHSTONE SMALL CAP FUND - CLASS C
Return Before Taxes                             -8.28%      11.73%    7.52%
Russell 2000 Index(3)                           -1.57%      16.25%    6.67%
--------------------------------------------------------------------------------

(1) The 5 year and since inception returns for Class A and Class C shares include performance of the Fund that was achieved prior to the creation of Class A and Class C shares (November 20, 2006), which is the same as the performance for Class II shares through November 20, 2006. The return has been restated for sales charges and/or fees applicable to Class A and Class C shares, which includes a 0.25% and a 1.00% 12b-1 fee, respectively.

(2) When the "Return After Taxes on Distributions and Sale of Fund Shares" is greater than the "Return Before Taxes," it is because of realized losses. If a capital loss occurs upon the redemption of the Fund's shares, the capital loss is recorded as a tax benefit, which increases the return and translates into an assumed tax deduction that benefits the shareholder.

(3) The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Index reflects no deductions for fees, expenses or taxes. You cannot invest directly in an index.

              303 Broadway o Suite 1100 o Cincinnati, OH 45202-4203
              Ph: 800.543.0407 o www.touchstoneinvestments.com

        Touchstone Funds are distributed by Touchstone Securities, Inc.*
              *A registered broker-dealer and member FINRA and SIPC
                A Member of Western & Southern Financial Group(R)


               Please retain this Supplement for future reference.

                                                                   March 4, 2008

                          TOUCHSTONE FUNDS GROUP TRUST

                      TOUCHSTONE PREMIUM YIELD EQUITY FUND

                 SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 1, 2008

     NOTICE OF CHANGE OF RUSSELL 3000 VALUE INDEX PERFORMANCE NUMBER IN THE PERFORMANCE TABLE OF CHARTWELL'S SUBSTANTIALLY SIMILAR PRIVATE ACCOUNT

PLEASE REPLACE THE PERFORMANCE TABLE LOCATED ON PAGE 37 OF THE PROSPECTUS WITH THE FOLLOWING:


---------------------------------------------------------------------------------------------------------------------
                                  07/01/02       01/01/03      01/01/04       01/01/05      01/01/06      01/01/07
                                 -12/31/02      -12/31/03      -12/31/04     -12/31/05     -12/31/06     -12/31/07
---------------------------------------------------------------------------------------------------------------------
Chartwell's Substantially
Similar Style Account(1)          -17.09%         18.56%         7.41%         -4.17%        14.64%        -8.74%
(including estimated expenses
and sales load)
---------------------------------------------------------------------------------------------------------------------
Chartwell's Substantially
Similar Style Account(1)
(excluding estimated expenses     -11.39%         27.07%        15.24%         2.95%         22.91%        -1.90%
and sales load)
---------------------------------------------------------------------------------------------------------------------
Russell 3000 Value Index(3)       -11.74%         31.14%        16.94%         6.85%         22.34%        -1.01%
---------------------------------------------------------------------------------------------------------------------
Dow Jones U.S. Select Dividend     -9.40%         30.16%        18.14%         3.79%         19.54%        -5.96%
Index(4)
---------------------------------------------------------------------------------------------------------------------




              303 Broadway o Suite 1100 o Cincinnati, OH 45202-4203
                Ph: 800.543.0407 o www.touchstoneinvestments.com

        Touchstone Funds are distributed by Touchstone Securities, Inc.*
              *A registered broker-dealer and member FINRA and SIPC
                A Member of Western & Southern Financial Group(R)


               Please retain this Supplement for future reference.